NON-CONTROLLING INTERESTS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Noncontrolling Interest [Line Items]
Balance at the beginning of the year		¥ 76,649,577	¥ 19,096,248
Decrease from deconsolidation		(2,161,413)
Increase from business combination			65,254,354	¥ 16,734,018
Carrying value at the end of the year	$ 4,246,816	27,510,027	76,649,577	¥ 19,096,248
Nanjing Xici [Member]
Noncontrolling Interest [Line Items]
Decrease from deconsolidation		(2,196,459)
Increase from business combination			748,440
2013 Acquired Company [Member]
Noncontrolling Interest [Line Items]
Decrease from deconsolidation		(6,620,337)	(3,926,697)
Shenzhen JL [Member]
Noncontrolling Interest [Line Items]
Decrease from deconsolidation		(40,387,073)
Increase from business combination			60,605,096
Other [Member]
Noncontrolling Interest [Line Items]
Increase from business combination		¥ 64,319	¥ 126,490